Property and Equipment, Net	12 Months Ended
Aug. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of August 31,
	2020	2021
	RMB	RMB
Buildings	306,058	298,260
Leasehold improvement	324,655	362,341
Motor vehicles	518	1,526
Electronic equipment	50,674	55,304
Office equipment	121,113	123,161
Furniture and other equipment	47,269	56,342
Others	56,599	57,006
Less: accumulated depreciation	(373,975)	(469,011)
Construction in progress	24,617	34,523
Property and equipment, net	557,528	519,452

For the years ended August 31, 2019, 2020 and 2021, depreciation expenses were RMB 106,107, RMB 153,850 and RMB 188,831 respectively, of which RMB 61,156, RMB 62,441 and RMB 66,126 were related to discontinued operations for the years ended August 31, 2019, 2020 and 2021, respectively.